Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	497
Document Period End Date		dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name		dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Central Index Key		dei_EntityCentralIndexKey	0001003859
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Sep. 01, 2015
Document Effective Date		dei_DocumentEffectiveDate	Sep. 01, 2015
Prospectus Date		rr_ProspectusDate	Apr. 30, 2015
VIRTUS TAX-EXEMPT BOND FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Virtus Tax-Exempt Bond Fund
Supplement [Text Block]		vit_SupplementTextBlock

Virtus Tax-Exempt Bond Fund,

a series of Virtus Insight Trust

Supplement dated September 1, 2015 to the

Summary Prospectuses and the Virtus Insight Trust Statutory Prospectus,

each dated April 30, 2015

Important Notice to Investors

Under “Fees and Expenses,” the “Annual Fund Operating Expenses” table in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.29%	0.29%	0.29%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(b)	1.00%	1.75%	0.75%
Less: Expense Reimbursement(c)	(0.15)%	(0.15)%	(0.15)%
Total Annual Operating Expenses After Expense Reimbursement(b)(c)	0.85%	1.60%	0.60%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.85% for Class A Shares, 1.60% for Class C Shares and 0.60% for Class I Shares through April 30, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$359	$555	$783	$1,439
Class C	Sold	$263	$521	$920	$2,037
	Held	$163	$521	$920	$2,037
Class I	Sold or Held	$61	$209	$387	$901

The section “More Information About Fund Expenses” on page 13 of the statutory prospectus is hereby revised by replacing the first table with the following:

	Class A Shares	Class C Shares	Class I Shares	Type *	Through Date
Virtus Low Duration Income Fund	0.75%	1.50%	0.50%	C	April 30, 2016
Virtus Tax-Exempt Bond Fund	0.85%	1.60%	0.60%	C	April 30, 2017

* C= Contractual; V= Voluntary

Investors should retain this supplement with the Prospectuses for future reference.

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	Under “Fees and Expenses,” the “Annual Fund Operating Expenses” table in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Expense Example [Heading]		rr_ExpenseExampleHeading	Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
VIRTUS TAX-EXEMPT BOND FUND | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	HXBZX
Management Fees		rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	1.00%
Less: Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.15%
Total Annual Operating Expenses After Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	0.85%
1 Year		rr_ExpenseExampleYear01	$ 359
3 Years		rr_ExpenseExampleYear03	555
5 Years		rr_ExpenseExampleYear05	783
10 Years		rr_ExpenseExampleYear10	1,439
1 Year		rr_ExpenseExampleNoRedemptionYear01	359
3 Years		rr_ExpenseExampleNoRedemptionYear03	555
5 Years		rr_ExpenseExampleNoRedemptionYear05	783
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,439
VIRTUS TAX-EXEMPT BOND FUND | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	PXCZX
Management Fees		rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	1.75%
Less: Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.15%
Total Annual Operating Expenses After Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	1.60%
1 Year		rr_ExpenseExampleYear01	$ 263
3 Years		rr_ExpenseExampleYear03	521
5 Years		rr_ExpenseExampleYear05	920
10 Years		rr_ExpenseExampleYear10	2,037
1 Year		rr_ExpenseExampleNoRedemptionYear01	163
3 Years		rr_ExpenseExampleNoRedemptionYear03	521
5 Years		rr_ExpenseExampleNoRedemptionYear05	920
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,037
VIRTUS TAX-EXEMPT BOND FUND | Class I
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	HXBIX
Management Fees		rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.75%
Less: Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.15%
Total Annual Operating Expenses After Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	0.60%
1 Year		rr_ExpenseExampleYear01	$ 61
3 Years		rr_ExpenseExampleYear03	209
5 Years		rr_ExpenseExampleYear05	387
10 Years		rr_ExpenseExampleYear10	901
1 Year		rr_ExpenseExampleNoRedemptionYear01	61
3 Years		rr_ExpenseExampleNoRedemptionYear03	209
5 Years		rr_ExpenseExampleNoRedemptionYear05	387
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 901

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.85% for Class A Shares, 1.60% for Class C Shares and 0.60% for Class I Shares through April 30, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.